LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2025
LEASE OBLIGATIONS
LEASE OBLIGATIONS
17.	LEASE OBLIGATIONS

The Company has lease contracts for mining equipment, vehicles, and buildings. Leases of mining equipment have lease terms of three years, while vehicles and buildings generally have lease terms between three and ten years.

(a)Lease obligations

	December 31,	December 31,
	2025	2024
Beginning of year	$2,179	$2,908
Acquisition of Contact Gold Corp.	—	27
Additions	10,780	1,590
Interest expense (note 7)	529	160
Lease payments	(3,018)	(1,511)
Derecognition	(64)	(586)
Due to changes in exchange rates	114	(409)
End of year	$10,520	$2,179

Current	$4,173	$833
Non-current	6,347	1,346
	$10,520	$2,179

(b)Lease expenses recognized

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Interest on lease liabilities	$529	$160
Variable lease payments not included in the measurement of lease liabilities	21,514	18,396
Expenses relating to short-term leases	3,253	952
Expenses relating to leases of low-value assets, excluding short-term leases	49	64
	$25,345	$19,572